Condensed Consolidated Interim Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 15,028	$ 266,933	$ (3,490)	$ 51	$ 6,316	$ 364	$ (25,738)	$ 259,464
Net income							11,340	11,340
Other comprehensive income (loss), net of tax				405		10		415
Total comprehensive income (loss)				405		10	11,340	11,755
Exercise and forfeiture of share-based payment into shares	49	1,310			(1,360)			(1)
Cost of share-based payment					270			270
Dividend declared							(11,534)	(11,534)
Balance at Jun. 30, 2025	15,077	268,243	(3,490)	456	5,226	374	(25,932)	259,954
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income							20,198	20,198
Other comprehensive income (loss), net of tax				126		21		147
Total comprehensive income (loss)				126		21	20,198	20,345
Exercise and forfeiture of share-based payment into shares	50	1,450			(1,450)			50
Cost of share-based payment					845			845
Dividend declared							(11,534)	(11,534)
Income tax impact associated with issuance of shares		(100)						(100)
Balance at Dec. 31, 2025	15,078	268,283	(3,490)	177	5,711	385	(17,074)	269,070
Balance at Mar. 31, 2025	15,074	268,160	(3,490)	(117)	5,266	372	(33,308)	251,957
Net income							7,376	7,376
Other comprehensive income (loss), net of tax				573		2		575
Total comprehensive income (loss)				573		2	7,376	7,951
Exercise and forfeiture of share-based payment into shares	3	83			(133)			(47)
Cost of share-based payment					93			93
Balance at Jun. 30, 2025	15,077	268,243	(3,490)	456	5,226	374	(25,932)	259,954
Balance at Dec. 31, 2025	15,078	268,283	(3,490)	177	5,711	385	(17,074)	269,070
Net income							13,394	13,394
Other comprehensive income (loss), net of tax				(17)		9		(8)
Total comprehensive income (loss)				(17)		9	13,394	13,386
Exercise and forfeiture of share-based payment into shares	3	121			(121)			3
Cost of share-based payment					1,520			1,520
Dividend declared							(14,421)	(14,421)
Balance at Jun. 30, 2026	15,081	268,404	(3,490)	160	7,110	394	(18,101)	269,558
Balance at Mar. 31, 2026	15,078	268,360	(3,490)	(6)	6,434	374	(27,363)	259,387
Net income							9,262	9,262
Other comprehensive income (loss), net of tax				166		20		186
Total comprehensive income (loss)				166		20	9,262	9,448
Exercise and forfeiture of share-based payment into shares	3	44			(44)			3
Cost of share-based payment					720			720
Balance at Jun. 30, 2026	$ 15,081	$ 268,404	$ (3,490)	$ 160	$ 7,110	$ 394	$ (18,101)	$ 269,558